Credit Facilities and Long-term Debt - Mandatory Principal Repayments (Details) - New Term Loans $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 598.3
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	6.0
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	6.0
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	6.0
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	6.0
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	6.0
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	6.0
2025 (to maturity in June 2025)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 562.3